DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (“Funds”), each a series of DBX ETF Trust (“Trust”), (Reg. Nos. 333-170122; 811-22487):

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers MSCI China A Inclusion Equity ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Xtrackers MSCI All China Equity ETF

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers International Real Estate ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Germany Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers Eurozone Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 467 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds, and was filed electronically on September 28, 2020.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert